Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000028342
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 42,409	$ 36,035	$ 28,895	$ 25,760	$ 30,123	$ 22,021	$ 17,081	$ 15,120	$ 12,320	$ 10,385	$ 10,000
C000028338
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 39,603	33,737	27,119	24,236	28,415	20,826	16,194	14,369	11,737	9,919	9,575
C000028341
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 38,380	32,942	26,677	24,024	28,376	20,951	16,415	14,676	12,078	10,282	10,000
C000028345
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 42,372	36,036	28,903	25,767	30,140	22,042	17,103	15,136	12,332	10,395	10,000
C000159956
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 42,728	36,303	29,090	25,915	30,285	22,126	17,151	15,167	12,349	10,397	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,297	$ 39,029	$ 30,747	$ 26,210	$ 29,760	$ 21,774	$ 16,770	$ 15,132	$ 12,318	$ 10,435	$ 10,000